Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Property, plant and equipment, gross	$ 12,546	$ 11,043
Accumulated depreciation	(6,599)	(6,121)
Total property, plant and equipment, net	5,947	4,922
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	183	155
Accumulated depreciation	(103)	(83)
Total capital lease assets, net	80	72
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	733	660	545
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,316	3,648
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	88	80
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	7,603	6,847
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	95	75
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 627	$ 548